Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Exchange rates	7.1268				7.1268
Cash and cash equivalents	¥ 23,506,562				$ 3,298,333	¥ 48,164,664
Restricted cash	418,201				$ 58,680	417,990
Impairment of long-lived assets (in Dollars) | $
Contract liabilities	101,190,688					¥ 107,826,617
Revenue recognized	12,066,145		¥ 20,684,360
Inventory write-down	12,395,993	$ 1,739,349	73,273,361
Advertising and promotion cost	245,883		1,051,572
Shipping and handling costs	¥ 226,046		1,795,735
Operating segment	1	1
Cost of Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory write-down	¥ 12,395,993		¥ 73,273,361